PREPAID EXPENSES AND ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND ACCOUNTS RECEIVABLE
Schedule of prepaid expenses and accounts receivable

	December 31, 2025	September 30, 2025
Accounts receivable	$11,976	$11,976
Prepaid expenses	1,141,963	155,175
	$1,153,939	$167,151